Shareholder Fees {- Fidelity Freedom Blend 2060 Fund}	Aug. 03, 2022 USD ($)
03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 | Fidelity Freedom Blend 2060 Fund
Shareholder Fees:
(fees paid directly from your investment)	none